Securities - Securities by Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Securities Available for Sale, Amortized Cost
Due in one year or less	$ 3,070
Due after one through five years	10,796
Due after five through ten years	21,855
Due after ten years	6,125
Amortized Cost	41,846	$ 41,302
Securities Available for Sale, Fair Value
Due in one year or less	3,085
Due after one through five years	10,504
Due after five through ten years	20,214
Due after ten years	5,793
Total	39,596	37,707
Held-to-Maturity Securities, Amortized Cost
Due in one year or less	472
Due after one through five years	2,231
Due after five through ten years	4,796
Due after ten years	1,123
Amortized Cost	8,622	7,395
Held-to-Maturity Securities, Fair Value
Due in one year or less	467
Due after one through five years	2,176
Due after five through ten years	4,671
Due after ten years	999
Total	$ 8,313	$ 6,837